HST Taxes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Estimated HST Payable and Related Interest and Penalties Payable

The Company has estimated the HST payable and related interest and penalties payable for the six months and year ended:

	September 30, 2014	December 31, 2013
HST payables	$30,131	$34,251
Penalties and interest payable	3,468	3,618
Total HST payable	$33,599	$37,869

The Company has estimated the HST payable and related interest and penalties payable for the years ended:

	December 31,
	2013	2012
HST payables	$34,251	$23,707
Penalties and interest payable	3,618	1,686
Total HST payable	$37,869	$25,393

Components of Provision for Income Taxes	The components for the provision for income taxes are as follows:
Year Ended
	December 31, 2013	December 31, 2012

Current Taxes	$-	$-
Deferred Taxes	-	-
Provision for Income Taxes	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax (benefit) computed at the 15.5% Canadian Federal statutory rate to the income tax recorded is as follows:

	Year Ended
	December 31, 2013	December 31, 2012
	Amount	Amount
Income Tax Expense (Benefit) at Canadian Statutory Rate	$(3,769)	$(1,470)

Donations	122	61

Change in valuation allowance	3,647	1,409

Total Income Tax Expense (Benefit)	$-	$-

Schedule of Deferred Income Taxes

Significant components of the Company’s net deferred income taxes are as follows:

	December 31, 2013	December 31, 2012
Net Operating Loss Carry Forwards	$7,960	$4,313
Total Non-Current Deferred Tax Assets	7,960	4,313
Deferred Tax Valuation Allowance	$(7,960)	$(4,313)
Total Non-Current Deferred Tax Assets	–	–
Total Deferred Tax Assets (Net)	$–	$–